UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:


/s/ Jerome Crown                   New York, NY              August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $145,218
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number               Name

               28-
----           -------------------                ------------------------------

FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3        COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE    SHARED  NONE
--------------                  --------------  -----       --------  -------   --- ----   ----------  -----   ----    ------  ----
AVIGEN INC                           COM        053690103       53      17188   SH         SOLE                  17188
CHOLESTECH CORP                      COM        170393102      113      10000   SH         SOLE                  10000
DHB IND INC                          COM        23321E103      101      12000   SH         SOLE                  12000
GREY WOLF INC                        COM        397888108       96      13000   SH         SOLE                  13000
ICAD INC                             COM        44934S107       67      15000   SH         SOLE                  15000
ISHARES TR                      RUSSELL 2000    464287655    75702    1188408   SH         SOLE                1188408
ISHARES TR                      RUSSELL 2000    464287955      834        250   SH  CALL   SOLE                    250
MIDCAP SPDR  TR                  UNIT SER 1     595635103     1879      15000   SH         SOLE                  15000
MIVA INC                             COM        55311R108       51      11000   SH         SOLE                  11000
NETFLIX INC                          COM        64110L106      249      15154   SH         SOLE                  15154
OPENTV CORP                          COM        G67543101       34      12479   SH         SOLE                  12479
RESEARCH FRONTIERS INC               COM        760911107       36      11279   SH         SOLE                  11279
SONIC INNOVATIONS INC                COM        83545M109       72      15000   SH         SOLE                  15000
SPARTAN STORES INC                   COM        846822104      158      10781   SH         SOLE                  10781
SPDR TR                          UNIT SER 1     78462F103    65549     550000   SH         SOLE                 550000
TIVO INC                             COM        888706108       67      10000   SH         SOLE                  10000
VALENCE TECHNOLOGY INC               COM        918914102       33      11856   SH         SOLE                  11856
WORLDWIDE RESTAURANT CONCEPT         COM        98160A107      124      19082   SH         SOLE                  19082
                                                           145,218

02915.0002 #593240